UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05149 811-10631

Name of Fund: Merrill Lynch Funds for Institutions Series

Merrill Lynch Premier Institutional Fund

Merrill Lynch Institutional Fund

Merrill Lynch Government Fund

Merrill Lynch Treasury Fund

Merrill Lynch Institutional Tax-Exempt Fund

Master Institutional Money Market LLC

Merrill Lynch Premier Institutional Portfolio

Merrill Lynch Institutional Portfolio

Merrill Lynch Institutional Tax-Exempt Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (617) 342-1600

Date of fiscal year end: 04/30/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

Merrill Lynch Premier Institutional Fund
Schedule of Investments

Face Amount	Money Market Funds	Value
$31,423,994,153	Master Premier Institutional Fund	$31,423,994,153
Total Money Market Funds		31,423,994,153
Total Investments — 100.1%		31,423,994,153
Liabilities in Excess of Other Assets — (0.1%)		(28,499,575)
Net Assets — 100.0%		$31,395,494,578

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JANUARY 31, 2008 (Unaudited)    1

Merrill Lynch Institutional Fund
Schedule of Investments

Face Amount	Money Market Funds	Value
$29,382,484,100	Master Institutional Fund	$29,382,484,100
Total Money Market Funds		29,382,484,100
Total Investments — 100.0%		29,382,484,100
Other Assets in Excess of Liabilities — 0.0%		3,459,123
Net Assets — 100.0%		$29,385,943,223

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JANUARY 31, 2008 (Unaudited)    1

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Government Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government Agency Issues — 39.8%
Fannie Mae	$19,900,000	3.88%	02/01/08	$19,900,000
	90,000,000	4.40	02/04/08	89,994,871
	9,465,000	5.10	02/22/08	9,466,141
	92,926,000	3.91	04/09/08	92,239,690
	36,000,000	4.88	04/10/08	35,990,685
	34,683,000	5.00	07/25/08	34,854,716
Federal Farm Credit Banks	50,000,000	3.38	07/15/08	49,829,657
	25,000,000	3.30	08/11/08	24,839,515
Federal Home Loan Banks	130,000,000	5.13	02/28/08	129,983,481
	138,000,000	4.88	03/05/08	138,070,370
	10,000,000	4.00	03/10/08	9,986,939
	32,620,000	5.00	03/28/08	32,606,224
	10,750,000	4.60	04/11/08	10,755,934
	9,330,000	4.38	04/21/08	9,331,908
	75,000,000	4.40	05/05/08	75,137,701
	42,000,000	4.00	06/13/08	41,959,841
	25,000,000	4.20	06/17/08	25,000,000
	14,130,000	5.13	06/18/08	14,201,748
	20,000,000	2.63	07/15/08	19,863,528
	45,445,000	5.13	07/23/08	45,648,812
Freddie Mac	21,787,000	5.05	02/14/08	21,784,842
	11,000,000	4.45	03/06/08	10,997,767
	10,023,000	3.88	06/15/08	10,006,289
	16,354,000	4.63	08/15/08	16,403,240
	58,400,000	3.63	09/15/08	58,203,980
Fannie Mae D/N	4,195,000	5.08	02/01/08	4,195,000
	100,000,000	4.45	03/12/08	99,505,556
	50,000,000	3.92	05/12/08	49,450,111
	50,000,000	3.98	07/02/08	49,159,778
	24,000,000	2.83	07/16/08	23,686,813
Federal Home Loan Banks D/N	45,124,000	4.16	03/17/08	44,889,355
	150,000,000	2.94	04/25/08	148,971,000
	8,697,000	4.13	05/16/08	8,592,237
	75,000,000	4.11	05/21/08	74,058,125
	73,533,000	4.18	05/21/08	72,593,820
	100,000,000	4.17	05/23/08	98,702,667
	14,000,000	4.13	05/30/08	13,808,873
	58,711,000	4.15	05/30/08	57,905,599
	50,000,000	4.06	06/04/08	49,300,778

U.S. Government Agency Issues — (concluded)
Freddie Mac D/N	$100,000,000	5.05%	02/11/08	$99,859,861
	50,000,000	4.91	02/25/08	49,836,333
	50,000,000	4.31	02/29/08	49,832,389
	95,595,000	4.87	03/03/08	95,194,112
	20,361,000	4.88	03/03/08	20,275,439
	23,970,000	4.42	03/31/08	23,796,364
	100,000,000	4.13	04/25/08	99,036,333
	95,000,000	4.16	05/19/08	93,814,400
	100,000,000	3.90	05/30/08	98,710,833
	100,000,000	3.78	06/05/08	98,687,500
	100,000,000	3.81	06/06/08	98,666,500
	93,400,000	4.17	06/23/08	91,852,907
	85,000,000	4.05	06/30/08	83,567,396
	24,156,000	3.02	07/14/08	23,823,667
Total U.S. Government Agency Issues (Cost $2,848,831,625)				2,848,831,625

U.S. Government Agency Issues — Variable Rate — 20.6%
Federal Farm Credit Banks	50,000,000	4.18	06/13/08	49,996,874
	50,000,000	3.16	08/27/08	50,000,000
	150,000,000	3.06	01/09/09	149,986,083
	175,000,000	3.05	09/15/09	174,986,358
	150,000,000	3.06	11/16/09	150,000,000
Federal Home Loan Banks	50,000,000	4.16	03/14/08	49,997,760
	50,000,000	4.78	03/19/08	49,997,504
	200,000,000	4.84	09/17/08	199,963,643
	50,000,000	4.71	11/14/08	49,991,809
	200,000,000	4.77	02/11/09	200,000,000
	250,000,000	3.06	03/04/09	250,000,000
	100,000,000	4.20	07/14/09	100,027,322
Total U.S. Government Agency Issues — Variable Rate (Cost $1,474,947,353)				1,474,947,353

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    1

JANUARY 31, 2008
(Unaudited)

Merrill Lynch Government Fund
Schedule of Investments (concluded)

Face Amount	Issue	Value

Repurchase Agreements—39.3%
$500,000,000	Bank of America, purchased on 01/31/08 to yield 2.98% to 02/01/08, repurchase price of $500,041,389, collateralized by Fannie Mae 5.00% due 05/01/35. Aggregate value of the collateral is $510,000,000.	$500,000,000
300,000,000	Credit Suisse Securities (USA), purchased on 11/27/07 to yield 4.60% to 02/25/08, repurchase price of $303,450,000 collateralized by Fannie Mae’s 5.50% – 6.00% due from 06/01/36 to 10/01/37. Aggregate value of the collateral is $306,001,238.	300,000,000
150,000,000	Credit Suisse Securities (USA), purchased on 12/10/07 to yield 4.45% to 03/10/08, repurchase price of $151,687,294 collateralized by Fannie Mae’s 5.00% – 5.50% due from 05/01/36 to 04/01/37. Aggregate value of the collateral is $153,004,196.	150,000,000
500,000,000	Credit Suisse Securities (USA), purchased on 01/31/08 to yield 2.97% to 02/01/08, repurchase price of $500,041,250 collateralized by Fannie Mae’s 5.00% – 6.00% due from 06/01/33 to 12/01/37. Aggregate value of the collateral is $510,005,034.	500,000,000
125,000,000	Deutsche Bank Securities Inc., purchased on 01/31/08 to yield 3.00% to 02/01/08, repurchase price of $125,010,417, collateralized by Fannie Mae’s 5.00% – 7.00% due from 12/01/13 to 02/13/38 and Ginnie Mae’s 6.50% due 01/15/37. Aggregate value of the collateral is $127,500,000.	125,000,000
200,000,000	Goldman Sachs & Co., purchased on 01/31/08 to yield 3.63% to 02/01/08, repurchase price of $200,302,500, collateralized by Freddie Mac’s 0.00% – 6.00% due from 02/01/32 to 06/15/37. Aggregate Value of the collateral is $204,000,000.	200,000,000

Repurchase Agreements — (concluded)
$300,000,000	Greenwich Capital Markets Inc., purchased on 01/31/08 to yield 3.00% to 02/01/08, repurchase price of $300,025,000 collateralized by Fannie Mae’s 5.50% due from 08/01/37 to 02/01/38. Aggregate value of the collateral is $306,002,040.	$300,000,000
70,000,000	Lehman Brothers Inc., purchased on 01/31/08 to yield 3.50% to 02/01/08, repurchase price of $70,006,805 collateralized by Fannie Mae’s 4.50% – 7.00% due from 09/01/10 to 01/01/38. Aggregate value of the collateral is $71,403,915.	70,000,000
139,576,000	Morgan Stanley & Co., Inc, purchased on 01/31/08 to yield 2.95% to 02/01/08, repurchase price of $139,587,437 collateralized by Fannie Mae’s 5.46% – 6.10% due from 08/01/34 to 10/01/37. Aggregate value of the collateral is $145,737,234	139,576,000
527,000,000	UBS Securities LLC, purchased on 01/31/08 to yield 2.92% to 02/01/08, repurchase price of $527,042,746, collateralized by Federal Home Loan Mortgage Corp, Gold Mortgage-Backed Pass Through Participation Certificates 3.50% – 9.00% due from 03/01/08 to 11/01/37 and Fannie Mae’s 5.00% due 04/01/35. Aggregate value of the collateral is $537,540,343.	527,000,000

Total Repurchase Agreements (Cost $2,811,576,000)	2,811,576,000
Total Investments — 99.7% (Cost $7,135,354,978)	7,135,354,978
Other Assets in Excess of Liabilities — 0.3%	22,753,320
Net Assets — Equivalent to $1.00
Per share on 7,158,119,599
Shares of Beneficial Interest
Outstanding — 100.0%	$ 7,158,108,298

Note — Costs for federal income tax purposes is $7,135,354,978.

*	Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at January 31, 2008. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

D/N — Discount Notes

This information is authorized for distribution only when it is accompanied or preceded by a current prospectus for the Merrill Lynch Funds For Institutions Series, which contains more complete information, including fees and expenses. Please read the prospectus carefully prior to investing or sending money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and subject to change. Portfolio holdings should not be deemed as a recommendation to purchase any of the securities listed above.

Prepared by BlackRock Investments, Inc.

© 2008 BlackRock, Inc. Member FINRA. All Rights Reserved.

2    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

FEBRUARY 29, 2008
(Unaudited)

Merrill Lynch Treasury Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government Issues — 100.0%
U.S. Treasury Bills	100,000,000	1.15	03/06/08	99,984,028
	56,860,000	1.20	03/06/08	56,850,523
	42,511,000	1.47	03/06/08	42,502,321
	70,000,000	2.06	03/06/08	69,979,972
	3,793,000	2.14	03/06/08	3,791,875
	41,393,000	2.15	03/06/08	41,380,640
	78,903,000	2.17	03/06/08	78,879,198
	192,000,000	2.20	03/06/08	191,941,294
	145,000,000	2.21	03/06/08	144,955,545
	40,750,000	2.39	03/06/08	40,736,473
	16,393,000	2.47	03/06/08	16,387,388
	45,000,000	3.02	03/06/08	44,981,119
	156,236,000	3.08	03/06/08	156,169,239
	70,000,000	3.10	03/06/08	69,969,851
	50,391,000	1.92	03/13/08	50,358,750
	50,000,000	2.11	03/13/08	49,964,833
	19,013,000	2.32	03/13/08	18,998,297
	100,000,000	2.38	03/13/08	99,920,833
	100,000,000	2.41	03/13/08	99,919,833
	144,478,000	2.43	03/13/08	144,361,085
	324,210,000	2.44	03/13/08	323,946,219
	135,000,000	2.45	03/13/08	134,889,975
	20,000,000	1.92	03/20/08	19,979,733
	166,198,000	1.97	03/20/08	166,025,200
	83,074,000	2.27	03/20/08	82,974,297
	113,075,000	2.28	03/20/08	112,938,976
	40,000,000	2.29	03/20/08	39,951,656
	70,885,000	2.30	03/20/08	70,798,953
	375,000,000	2.33	03/20/08	374,539,435
	204,676,000	2.34	03/20/08	204,423,657
	153,260,000	2.35	03/20/08	153,069,849
	50,000,000	2.80	03/20/08	49,926,111
	60,000,000	3.07	03/20/08	59,902,783
	20,000,000	1.97	03/27/08	19,971,544
	438,000,000	2.23	03/27/08	437,295,620
	106,000,000	3.18	03/27/08	105,756,553
	30,000,000	2.13	04/03/08	29,941,425
	45,000,000	2.18	04/03/08	44,909,910
	134,000,000	3.14	04/03/08	133,614,303
	50,000,000	3.25	04/03/08	49,851,271
	73,000,000	3.28	04/03/08	72,780,513
	47,581,000	3.01	04/10/08	47,421,868
	25,000,000	3.04	04/10/08	24,915,556
	115,000,000	3.13	04/10/08	114,600,056
	115,000,000	3.14	04/10/08	114,599,417
	38,863,000	3.20	04/10/08	38,725,036
	34,763,000	2.28	04/15/08	34,663,882

U.S. Government Issues — (concluded)
	113,315,000	2.37	04/15/08	112,980,013
	85,755,000	2.38	04/15/08	85,500,415
	200,000,000	2.39	04/15/08	199,402,281
	130,000,000	2.40	04/15/08	129,609,938
	38,108,000	2.25	04/17/08	37,995,933
	125,000,000	2.28	04/17/08	124,628,569
	135,000,000	2.41	04/17/08	134,575,237
	200,000,000	2.42	04/17/08	199,367,850
	240,000,000	3.05	04/17/08	239,044,020
	120,000,000	3.06	04/17/08	119,520,443
	155,000,000	3.09	04/17/08	154,374,502
	16,000,000	2.20	04/24/08	15,947,200
	100,000,000	2.34	04/24/08	99,649,000
	9,746,000	2.18	05/01/08	9,710,082
	50,000,000	2.22	05/01/08	49,812,340
	90,000,000	2.35	05/01/08	89,642,260
	250,000,000	2.15	05/08/08	248,985,785
	150,000,000	2.20	05/08/08	149,376,667
	50,000,000	2.22	05/15/08	49,769,063
	50,000,000	2.23	05/15/08	49,768,229
	29,301,000	2.20	05/22/08	29,154,436
	65,000,000	2.21	05/22/08	64,672,649
	165,000,000	2.19	05/29/08	164,108,702
	52,000,000	2.20	05/29/08	51,717,821
	64,359,000	2.33	06/12/08	63,929,958
	43,000,000	3.14	06/12/08	42,613,693
	32,000,000	3.15	06/12/08	31,712,058
	65,000,000	3.18	06/12/08	64,408,422
	12,914,000	2.00	07/03/08	12,825,037
	15,173,000	2.09	07/03/08	15,064,033
	150,000,000	2.30	07/03/08	148,814,250
	30,000,000	2.40	07/24/08	29,710,000
	30,000,000	2.41	07/24/08	29,709,396
	30,000,000	2.42	07/24/08	29,708,188
U.S. Treasury Notes	32,500,000	4.63	03/31/08	32,514,463

Total Investments — 100.0% (Cost $7,694,769,828)	7,694,769,828
Liabilities in Excess of Other Assets — (0.0%)	(897,662)
Net Assets — Equivalent to $1.00 Per share on 7,693,547,521 Shares of Beneficial Interest Outstanding — 100.0%	$7,693,872,166

Note — Costs for federal income tax purposes is 7,694,769,828.

*	U.S. Treasury Bills are purchased on a discount basis: the interest rate shown is the discount paid at the time of the purchase by the Fund.

U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.

This information is authorized for distribution only when it is accompanied or preceded by a current prospectus for the Merrill Lynch Funds For Institutions Series, which contains more complete information, including fees and expenses. Please read the prospectus carefully prior to investing or sending money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and subject to change. Portfolio holdings should not be deemed as a recommendation to purchase any of the securities listed above.

Prepared by BlackRock Investments, Inc.

© 2008 Blackrock, Inc. Member FINRA. All Rights Reserved.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    1

Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments

Face Amount	Money Market Funds	Value
$18,763,142,057	Master Institutional Tax-Exempt Fund	$18,763,142,057
Total Money Market Funds		18,763,142,057
Total Investments — 100.0%		18,763,142,057
Liabilities in Excess of Other Assets — (0.0%)		(705,988)
Net Assets — 100.0%		$18,762,436,069

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JANUARY 31, 2008 (Unaudited)    1

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

By:	______________________________

Donald C. Burke

Chief Executive Officer (principal executive officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	_______________________________

Donald C. Burke

Chief Executive Officer (principal executive officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: March 24, 2008

By:	_______________________________
Neal J. Andrews

Chief Financial Officer (principal financial officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: March 24, 2008